Financial assets, liabilities and financial results (telecom activities) - Net financial debt - Tabular disclosure (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 35,348	€ 35,260	€ 37,076
Current and non-current derivatives (liabilities)	285	804	436
Current and non-current derivatives (assets)	(689)	(294)	(573)
Other comprehensive income components related to unmatured hedging instruments	(192)	(541)	(542)
Gross financial debt after derivatives	34,751	35,229	36,397
Assets included in the calculation of net financial debt	(10,481)	(11,740)	(10,931)
Net financial debt	24,269	23,489	25,466
Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(27)	(642)	(123)
Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,266)	(3,206)	(4,696)
Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(5,479)	(5,140)	(3,651)
Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,709)	(2,751)	(2,462)
TDIRA [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	636	636	822
Bonds, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,010	29,848	30,893
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,206	3,671	4,013
Debt relating to financed assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	245	295	125
Cash collateral received [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	389	31	261
NEU Commercial Paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,457	555	158
Bank Overdrafts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	342	154	203
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 64	€ 70	€ 602